Offerings	Sep. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Senior Secured Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99957
Maximum Aggregate Offering Price	$ 499,785,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,768.27
Offering Note
(1)
Calculated in accordance with Rule 457(o) based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rule 456(b) of the Securities Act, the registrant initially deferred payment of all of the registration fees for the registrant’s registration statement on Form
S-3
(File
No. 333-282135)
(the “Form
S-3”),
filed with Securities and Exchange Commission on September 16, 2024. The “Calculation of Filing Fee Tables” contain herein shall be deemed to update the “Calculation of Filing Fee Tables” in the Form
S-3,
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Secured Notes due 2034
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99685
Maximum Aggregate Offering Price	$ 498,425,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,567.53
Offering Note
(1)
Calculated in accordance with Rule 457(o) based on the proposed maximum aggregate offering price and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rule 456(b) of the Securities Act, the registrant initially deferred payment of all of the registration fees for the registrant’s registration statement on Form
S-3
(File
No. 333-282135)
(the “Form
S-3”),
filed with Securities and Exchange Commission on September 16, 2024. The “Calculation of Filing Fee Tables” contain herein shall be deemed to update the “Calculation of Filing Fee Tables” in the Form
S-3,
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Subsidiary Guarantors
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note
(2)
The notes issued by the registrant will be guaranteed on a senior secured basis by all of the registrant’s existing and future direct and indirect subsidiaries that guarantee the registrant’s senior secured credit facility or the registrant’s other first lien obligations or any junior lien obligations. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable in respect of such guarantees.